Premises and Equipment - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,455	$ 8,360
Accumulated depreciation and amortization	(6,016)	(5,629)
Premises and equipment, net	2,439	2,731
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	5,003	5,003
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,452	$ 3,357